UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 12/31/2010
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Grand-Jean Capital Management, Inc.

Address:   One Market-Steuart Tower
           Suite 2600
           San Francisco, CA 94105


Form 13F File Number: 28-11164


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Crystal Smolinski
Title:  Chief Compliance Officer
Phone:  415-512-8512

Signature,  Place,  and  Date  of  Signing:

/s/ Crystal Smolinski              San Francisco, CA                  2/2/2011
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              39

Form 13F Information Table Value Total:  $      233,013
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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                                                  FORM 13F INFORMATION TABLE

           COLUMN 1                COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
------------------------------- -------------- --------- -------- ----------------- ---------- -------- -------------------
                                                          VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE   SHARED NONE
------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- ------- ------ ----
Abbott Labs                     ABT            002824100      637   13,300 SH       SOLE                 13,300      0    0
American Tower Corp             AMT            029912201     3878   75,093 SH       SOLE                 75,093      0    0
Amgen Incorporated              AMGN           031162100     1221   22,240 SH       SOLE                 22,240      0    0
Apple Computer                  AAPL           037833100    13829   42,874 SH       SOLE                 42,874      0    0
Arch Capital                    ACGL           G0450A105    10356  117,617 SH       SOLE                117,617      0    0
Arch Acpital GpA Pfd            ARH+A          G0450A147     3090  121,177 SH       SOLE                121,177      0    0
Arch Capital FPB PFD F7.8       ARH+B          027719856      552   21,597 SH       SOLE                 21,597      0    0
Berkshire Hathaway B            BRKZB          84670702     11772  146,943 SH       SOLE                146,943      0    0
Blackstone Group                BX             09253U108    12431  878,579 SH       SOLE                878,579      0    0
Boardwalk Pipeline Partners     BWP            096627104      209    6,700 SH       SOLE                  6,700      0    0
Brookdale Senior Living         BKD            112463104     3269  152,700 SH       SOLE                152,700      0    0
Chevrontexaco Corp              CVX            166764100      317    3,471 SH       SOLE                  3,471      0    0
Crown Castle Int'l Corp         COM            228227104      224    5,100 SH       SOLE                  5,100      0    0
Crown Holdings Inc              COM            228368106     8911  266,948 SH       SOLE                266,948      0    0
Emerson Electric Co             COM            921011104     3559   62,246 SH       SOLE                 62,246      0    0
Exxon Mobil Corp                COM            30231G102     1394   19,066 SH       SOLE                 19,066      0    0
Goldman Sachs Group, Inc.       COM            38141G104    14479   86,104 SH       SOLE                 86,104      0    0
Google                          COM            38259P508    13891   23,386 SH       SOLE                 23,386      0    0
Gunther International LTD       SORT           403203102        2   10,000 SH       SOLE                 10,000      0    0
Illinois Tool Works             COM            452308109    10527  197,126 SH       SOLE                197,126      0    0
International Business Machines COM            459200101      313    2,131 SH       SOLE                  2,131      0    0
Johnson & Johnson Common        COM            478160104      788   12,741 SH       SOLE                 12,741      0    0
Kinross Gold Corp New           COM            496902404      211   11,115 SH       SOLE                 11,115      0    0
Legacy Reserves Lp              UNIT LP INT    524707304     6807  237,009 SH       SOLE                237,009      0    0
Microsoft Inc                   COM            594918104     2909  104,242 SH       SOLE                104,242      0    0
Minnesota Mining and Mfg        COM            88579Y101      293    3,400 SH       SOLE                  3,400      0    0
Oracle Corp                     COM            68389X105     9731  310,880 SH       SOLE                310,880      0    0
Pepsico Inc.                    COM            713448108    14640  224,092 SH       SOLE                224,092      0    0
Plains All American Pipel       COM            726503105     4529   72,135 SH       SOLE                 72,135      0    0
Procter & Gamble                COM            742718109    10987  170,790 SH       SOLE                170,790      0    0
Qualcomm                        COM            747525103      806   16,293 SH       SOLE                 16,293      0    0
Regency Energy Partners         COM UNITS LP   75885Y107      294   10,800 SH       SOLE                 10,800      0    0
Republic Services, Inc.         COM            760759100     1382  463,226 SH       SOLE                463,226      0    0
Retail Oppty Investments        COM            76131N101     5302  535,034 SH       SOLE                535,034      0    0
Schlumberger                    COM            806857108    12315  147,488 SH       SOLE                147,488      0    0
SLM Corporation                 COM            78442P106     4947  392,904 SH       SOLE                392,904      0    0
Tyco Intl Ltd New               SHS            H89128104    11922  287,697 SH       SOLE                287,697      0    0
Union Pacific Corp              COM            907818108    14217  153,430 SH       SOLE                153,430      0    0
Wells Fargo & Co New Del        COM            949746101    16072  518,609 SH       SOLE                518,609      0    0
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